Cover	Oct. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	000-56834
Entity Registrant Name	Monroe Capital Asset-Backed Finance Company, LP
Entity Central Index Key	0002125316
Entity Tax Identification Number	41-3394824
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	155 North Wacker Drive, 35th Floor
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	258-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false